UNAUDITED CONDENSED STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Operating expenses:
Loss from operations		$ (22,481,000)	$ (42,889,000)
Founder Spac [Member]
Operating expenses:
Formation costs and other operating expenses	$ 8,529	427,311	1,058,869	$ 937,887
Loss from operations	(8,529)	(427,311)	(1,058,869)	(937,887)
Other Income:
Income earned on investments in Trust Account		187,240	248,447
Net loss	$ (8,529)	$ (240,071)	$ (810,422)	$ (915,705)
Founder Spac [Member] | Class A Common Stock [Member]
Other Income:
Weighted average number of shares outstanding, basic and diluted		31,625,000	31,625,000	9,271,586
Basic and diluted net loss per share		$ (0.01)	$ (0.02)	$ 0.02
Founder Spac [Member] | Class B Common Stock [Member]
Other Income:
Weighted average number of shares outstanding, basic and diluted	6,875,000	7,906,250	7,906,250	7,906,250
Basic and diluted net loss per share		$ (0.01)	$ (0.02)	$ (0.14)